Income Taxes - Schedule of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
Balance of tax positions at beginning of the period	$ 51	$ 78	$ 41
Additions for tax positions of prior periods	15	5	34
Additions for tax positions of current period	12	14	3
Reductions for tax positions related to prior periods and other items	(2)	(2)	(1)
Settlements and reclassifications	(7)	(31)	0
Expiration of the statute of limitations	(2)	(8)	(2)
Foreign currency translation effects	5	(5)	3
Balance of tax positions at end of the period	$ 72	$ 51	$ 78